Offerings - Offering: 1	Apr. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.66 2/3 per share
Amount Registered | shares	1,665,046
Proposed Maximum Offering Price per Unit	36.085
Maximum Aggregate Offering Price	$ 60,083,184.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,297.49
Offering Note	1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event. 2 Represents 1,665,046 shares of the Registrant's common stock, par value $2.0833 per share ("Common Stock") authorized for issuance under the Wesbanco, Inc. 2026 Equity Incentive Plan. 3 Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on April 21, 2026, which date is within five business days prior to the filing of this Registration Statement.